Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Summary of the Company's Outstanding Common Stock Warrants

The following is a summary of the Company’s outstanding common stock warrants:

		March 31, 2018	December 31, 2017
Expiration Date	Exercise Price	(in thousands)
04/16/18	$3.40	1,460	1,460
09/23/18	$2.80	147	147
02/11/19	$2.56	293	293
02/18/19	$2.75	1,872	1,872
08/28/19	$2.90	2,700	2,700
03/20/20	$2.13	234	234
03/25/20	$1.71	2,920	2,920

Total Warrants Outstanding		9,626	9,626

The following is a summary of the Company’s outstanding common stock warrants:

	Exercise Price	December 31,
		2017	2016
Expiration Date		(in thousands)
06/14/17	$3.70	—	216
04/16/18	$3.40	1,460	1,460
09/23/18	$2.80	147	147
02/11/19	$2.56	293	293
02/18/19	$2.75	1,872	1,872
08/28/19	$2.90	2,700	2,700
03/20/20	$2.13	234	234
03/25/20	$1.71	2,920	2,920

Total Warrants Outstanding		9,626	9,842

Summary of the Company's Stock Option Activity under 2017,2015 and 2005 Plans

The following is a summary of the Company’s stock option activity under its equity incentive plans:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands)			(years)	(in thousands)
Balance at December 31, 2017	1,846	4,880	$1.05	7.63	$—
Options forfeited	175	(175)	$0.81

Balance at March 31, 2018	2,021	4,705	$1.06	7.36	$—

Vested and exercisable at March 31, 2018		2,252	$1.09	7.15	$—
Vested and expected to vest at March 31, 2018		4,077	$0.87	7.27	$—
Unvested at March 31, 2018		2,453	$1.03

The following is a summary of the Company’s stock option activity under its 2017, 2015 and 2005 Plans:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands)			(years)	(in thousands)
Balance at December 31, 2015	2,695	2,031	$2.01	8.44
Options granted	(2,569)	2,569	$0.70
Options forfeited	423	(423)	$1.74

Balance at December 31, 2016	549	4,177	$1.47	8.14
Options granted	(2,484)	2,484	$0.42
Options forfeited	1,781	(1,781)	$1.16
Options authorized	2,000	—

Balance at December 31, 2017	1,846	4,880	$1.05	7.63	$—

Vested and exercisable at December 31, 2017		2,052	$1.13	7.35	$—
Vested and expected to vest at December 31, 2017		4,084	$0.88	7.53	$—
Unvested at December 31, 2017		2,828	$1.00

Weighted-Average Assumptions

For the three months ended March 31, 2017, the Company used the following weighted average assumptions to estimate the fair value of the stock options:

Risk-free interest rate	2.0%
Expected life (years)	6.3
Expected volatility	89%
Dividend yield	0%

The fair values for the stock options granted were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2017	2016
Risk-free interest rate	2.0%	1.5%
Expected life (years)	6.0	6.0
Expected volatility	88%	88%
Dividend yield	0%	0%